CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Trading and manufacturing		$ 9,549		$ 12,143		$ 9,332
Engineering		5,834		5,797		5,617
Revenue		15,383		17,940		14,949
Cost of revenue:
Trading and manufacturing		(7,300)		(9,751)		(7,345)
Engineering		(3,629)		(4,328)		(2,986)
Cost of revenue		(10,929)		(14,079)		(10,331)
Gross profit		4,454		3,861		4,618
Operating expenses:
Finance costs		(1)		(7)		(7)
General and administrative expenses		(4,067)		(4,103)		(4,490)
Loss on disposal of property, plant and equipment		0		0		(7)
Operating Expenses		(4,068)		(4,110)		(4,504)
INCOME (LOSS) FROM OPERATION		386		(249)		114
Other income:
Interest income		96		37		23
Equity in income of affiliates		398		1,927		413
Other income, net		37		(20)		13
Total other income, net		531		1,944		449
INCOME BEFORE INCOME TAXES		917		1,695		563
Income tax (expense) credit		(72)		(45)		(24)
NET INCOME		845		1,650		539
Net loss (income) attributable to noncontrolling interests		(111)		178		(170)
Net income attributable to Euro Tech Holdings Company Limited		734		1,828		369
Other comprehensive income (loss):
Net income		845		1,650		539
Foreign currency adjustment loss		(19)		(9)		(115)
COMPREHENSIVE INCOME		826		1,641		424
Comprehensive income (loss) attributable to noncontrolling interests		(111)		195		(117)
Comprehensive income attributable to Euro Tech Holdings Company Limited		$ 715		$ 1,836		$ 307
Net income per ordinary share attributable to Euro Tech Holdings Company Limited- Basic and Diluted | $ / shares		$ 0.10		$ 0.24		$ 0.05
Weighted average common shares outstanding- Basic and Diluted | shares	7,716,993	7,716,993	7,726,118	7,726,118	7,732,132	7,732,132
Net income		$ 734		$ 1,828		$ 369
ZHEJIANG TIANLAN
Revenue | ¥	¥ 348,465		¥ 325,176		¥ 403,118
Cost of revenue:
Cost of revenue | ¥	(270,659)		(215,400)		(335,978)
Gross profit | ¥	77,806		109,766		67,140
Operating expenses:
INCOME (LOSS) FROM OPERATION | ¥	13,874		52,896		7,893
Other income:
Interest income | ¥	813		1,217		105
INCOME BEFORE INCOME TAXES | ¥	14,831		86,606		15,398
Income tax (expense) credit | ¥	(365)		(16,069)		368
Net loss (income) attributable to noncontrolling interests | ¥	302		(366)		(1,458)
Other comprehensive income (loss):
Net income | ¥	¥ 14,768		¥ 70,171		¥ 14,308
Net income per ordinary share attributable to Euro Tech Holdings Company Limited- Basic and Diluted | ¥ / shares	¥ 0.18		¥ 0.85		¥ 0.17
Weighted average common shares outstanding- Basic and Diluted | shares	82,572,000	82,572,000	82,572,000	82,572,000	82,572,000	82,572,000
Selling and administrative expenses | ¥	¥ (63,932)		¥ (56,880)		¥ (59,247)
Interest expense | ¥	(252)		(253)		(634)
Other income | ¥	396		32,746		11,789
Other losses | ¥	0		0		(3,755)
Net income | ¥	¥ 14,466		¥ 70,537		¥ 15,766